Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	756,790,962.43	38,204
Yield Supplement Overcollateralization Amount 11/30/22	69,763,968.80	0
Receivables Balance 11/30/22	826,554,931.23	38,204
Principal Payments	26,769,561.56	549
Defaulted Receivables	423,848.19	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	66,499,402.44	0
Pool Balance at 12/31/22	732,862,119.04	37,638

Pool Statistics	$ Amount	# of Accounts
Pool Factor	73.74%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,326,289.13	300
Past Due 61-90 days	2,319,885.71	96
Past Due 91-120 days	755,690.49	32
Past Due 121+ days	0.00	0
Total	10,401,865.33	428

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.30%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	221,697.06
Aggregate Net Losses/(Gains) - December 2022	202,151.13
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.74%
Third Prior Net Losses/(Gains) Ratio	0.28%
Four Month Average	0.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	6,595,759.07
Actual Overcollateralization	6,595,759.07
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	53.27

Flow of Funds	$ Amount
Collections	29,850,501.20
Investment Earnings on Cash Accounts	19,565.73
Servicing Fee	(688,795.78)
Transfer to Collection Account	-
Available Funds	29,181,271.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,964,509.90
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	2,367,724.73
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,595,759.07
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,370,773.28
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	29,181,271.15

Servicing Fee	688,795.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	749,979,843.77
Principal Paid	23,713,483.80
Note Balance @ 01/17/23	726,266,359.97

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2a
Note Balance @ 12/15/22	244,866,890.64
Principal Paid	16,599,438.66
Note Balance @ 01/17/23	228,267,451.98
Note Factor @ 01/17/23	92.1176158%

Class A-2b
Note Balance @ 12/15/22	104,942,953.13
Principal Paid	7,114,045.14
Note Balance @ 01/17/23	97,828,907.99
Note Factor @ 01/17/23	92.1176158%

Class A-3
Note Balance @ 12/15/22	266,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	266,000,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-4
Note Balance @ 12/15/22	89,920,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	89,920,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	29,500,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	29,500,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	14,750,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	14,750,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,097,014.07
Total Principal Paid	23,713,483.80
Total Paid	25,810,497.87

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	565,234.41
Principal Paid	16,599,438.66
Total Paid to A-2a Holders	17,164,673.07

Class A-2b
One-Month SOFR	3.80732%
Coupon	4.37732%
Interest Paid	421,088.15
Principal Paid	7,114,045.14
Total Paid to A-2b Holders	7,535,133.29

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1329110
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1194135
Total Distribution Amount	26.2523245

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.2810105
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.9872424
Total A-2a Distribution Amount	69.2682529

A-2b Interest Distribution Amount	3.9650485
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.9872424
Total A-2b Distribution Amount	70.9522909

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	99.85
Noteholders' Third Priority Principal Distributable Amount	622.01
Noteholders' Principal Distributable Amount	278.14

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	4,915,858.40
Investment Earnings	16,340.86
Investment Earnings Paid	(16,340.86)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,051,758.42	$5,652,457.57	9,580,558.54
Number of Extensions	254	196	348
Ratio of extensions to Beginning of Period Receivables Balance	0.85%	0.66%	1.08%